Selected Statements of Operations Data (Schedule of net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$ (2,090)	$ 24,063	$ 6,220
Denominator:
Denominator for basic net income (loss) per share - adjusted weighted average number of Ordinary shares	89,787,286	86,191,178	84,617,774
Add - employee stock options and RSU	0	2,268,824	864,852
Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	89,787,286	88,460,001	85,482,626